Loans To Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Proportion of loans and advances issued by the group	97.00%	97.00%